CASH FLOW ITEMS - Reconciliation of Long-Term Debt Arising from Financing Activities (Details) - USD ($) $ in Millions		3 Months Ended			9 Months Ended
	Mar. 16, 2017	Sep. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 21, 2012
Reconciliation Of Long-Term Debt Arising From Financing Activities [Roll Forward]
Net proceeds from issuance of Senior notes		$ 0.0		$ 0.0	$ 393.6	$ 0.0
Non-cash changes:
Change in fair value of embedded derivative		3.7		0.0	5.3	0.0
Loss on redemption of 6.75% Senior unsecured notes		0.0		(4.0)	20.2	(4.0)
Cash changes:
Redemption of 6.75% Senior unsecured notes		$ 0.0		(141.5)	$ (505.6)	$ (141.5)
Senior Unsecured Notes at 6.75%
Non-cash changes:
Loss on redemption of 6.75% Senior unsecured notes			$ 20.2	(4.0)
Cash changes:
Redemption of 6.75% Senior unsecured notes	$ (505.6)			$ (141.5)
Senior Unsecured Notes at 6.75% | Fixed interest rate
Cash changes:
Interest rate	6.75%	6.75%			6.75%		6.75%
Long-term debt - 7% Senior notes
Reconciliation Of Long-Term Debt Arising From Financing Activities [Roll Forward]
Balance, December 31, 2016			$ 485.1		$ 485.1
Net proceeds from issuance of Senior notes					393.6
Non-cash changes:
Amortization of deferred financing charges					0.7
Change in fair value of embedded derivative					(5.3)
Loss on redemption of 6.75% Senior unsecured notes					20.2
Cash changes:
Redemption of 6.75% Senior unsecured notes					(505.6)
Balance, September 30, 2017		$ 388.7			$ 388.7